PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.2%
Corporate Bonds 24.6%
Azerbaijan 0.4%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		450	$462,319
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	416,450
					878,769
Bahrain 0.5%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	409,950
Sr. Unsec’d. Notes	8.375	11/07/28		500	534,312
					944,262
Brazil 0.6%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	188,975
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	169,912
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30(d)		400	65,000
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		410	404,721
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30		80	75,368
Gtd. Notes	5.375	10/01/29	GBP	100	109,477
Gtd. Notes(a)	5.600	01/03/31		115	110,952

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	127,958
					1,252,363
Chile 1.3%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	160,274
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	178,412
Sr. Unsec’d. Notes	4.250	07/17/42		360	308,288
Sr. Unsec’d. Notes	4.875	11/04/44		600	562,425
Sr. Unsec’d. Notes	6.150	10/24/36		100	106,988
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	187,475

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	02/02/33	200	$200,398

Empresa Nacional del Petroleo, Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	169,912
Interchile SA, Sr. Sec’d. Notes, 144A	4.500	06/30/56	200	169,875
Mercury Chile Holdco LLC, Sr. Sec’d. Notes	6.500	01/24/27	400	384,300
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28	200	82,676
				2,511,023
China 1.0%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	200	112,500
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes	3.000	09/22/30	300	256,115
Gtd. Notes	3.875	06/19/29	500	458,815

ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	180,250
New Metro Global Ltd., Gtd. Notes	4.800	12/15/24	200	170,000
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	471,226
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	200	195,160
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	200	161,000
Sunac China Holdings Ltd., Sr. Sec’d. Notes	6.500	01/10/25(d)	200	57,000
				2,062,066
Colombia 0.7%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	172,912
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	59,854
Sr. Unsec’d. Notes	6.875	04/29/30	453	422,300
Sr. Unsec’d. Notes	8.875	01/13/33	476	487,329

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)

Grupo Aval Ltd., Gtd. Notes, 144A	4.375%	02/04/30		200	$164,740
					1,307,135
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	191,413
Ghana 0.1%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A	10.250	05/15/26		200	171,500
Guatemala 0.4%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	174,500
Energuate Trust, Gtd. Notes	5.875	05/03/27		400	381,450
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31		200	169,300
					725,250
India 1.7%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	139,000
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	167,000
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	368,000
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		400	347,700
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	372,000
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	100,072
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	383,950
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		800	744,150
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	204,870

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)

Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625%	01/12/52		250	$177,632
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		235	186,938
TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	193,500
					3,384,812
Indonesia 2.1%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	189,037
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	189,522
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	167,522
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		700	697,506
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	198,022
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	199,500
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	176,663
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	184,522
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	169,788
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	207,750
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	79,756
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	210,336
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	624,526
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	194,750
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	241,766
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		400	389,500
					4,120,466
Israel 0.7%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	202,543
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	70,256
Sr. Sec’d. Notes, 144A	5.375	03/30/28		385	353,045
Sr. Sec’d. Notes, 144A	5.875	03/30/31		215	192,801

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel (cont’d.)
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125%	06/30/25	200	$197,600
Sr. Sec’d. Notes, 144A	6.750	06/30/30	300	290,869
				1,307,114
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $29,599; purchased 10/23/20)(f)	8.000	12/31/26	39	16,623
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $55,933; purchased 10/23/20 - 12/15/22)(f)	13.000	12/31/25	59	29,463
Sr. Sec’d. Notes, 144A (original cost $97,967; purchased 10/23/20)(f)	8.750	05/25/24	97	83,263
				129,349
Kazakhstan 0.8%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	151,876
Sr. Unsec’d. Notes	4.750	04/19/27	390	361,969
Sr. Unsec’d. Notes	5.750	04/19/47	400	319,457
Sr. Unsec’d. Notes	6.375	10/24/48	400	342,000
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	400	369,000
				1,544,302
Kuwait 0.2%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	414,325
Malaysia 1.3%
GENM Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	400	322,560
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	229,688
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	745,150
Gtd. Notes, EMTN	2.480	01/28/32	400	338,328

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Malaysia (cont’d.)
Petronas Capital Ltd., (cont’d.)
Gtd. Notes, EMTN	4.550%	04/21/50		700	$652,006
Gtd. Notes, EMTN	4.800	04/21/60		200	193,000
					2,480,732
Mexico 5.3%
Cemex SAB de CV, Gtd. Notes(a)	5.450	11/19/29		400	384,430
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29		510	468,021
Gtd. Notes, 144A	4.688	05/15/29		200	183,538

FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		217	188,264
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38		212	202,831
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		200	190,102
Sr. Sec’d. Notes	4.250	10/31/26		650	627,372
Sr. Sec’d. Notes	5.500	07/31/47		1,820	1,466,557
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		1,042	906,540
Gtd. Notes	6.350	02/12/48		376	245,302
Gtd. Notes	6.490	01/23/27		305	285,312
Gtd. Notes	6.500	03/13/27		293	276,087
Gtd. Notes	6.500	01/23/29		830	749,531
Gtd. Notes	6.500	06/02/41		610	434,991
Gtd. Notes	6.700	02/16/32		960	794,400
Gtd. Notes	6.840	01/23/30		573	496,848
Gtd. Notes	6.875	10/16/25		250	249,906
Gtd. Notes	7.690	01/23/50		550	410,713
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	285,496
Gtd. Notes, MTN	6.750	09/21/47		870	601,387
Gtd. Notes, MTN	6.875	08/04/26		355	345,449
Sr. Unsec’d. Notes, 144A	10.000	02/07/33		675	661,162
					10,454,239
Mongolia 0.1%
Development Bank of Mongolia LLC, Sr. Unsec’d. Notes	7.250	10/23/23		200	193,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000%	08/11/41	200	$165,725
Sr. Sec’d. Notes, 144A	5.125	08/11/61	400	324,450

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30	200	178,038
				668,213
Peru 0.9%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26	350	323,417
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27	200	171,400
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	145,200
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28	300	258,188
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	1,080	823,500
Sr. Unsec’d. Notes	5.625	06/19/47	200	133,900
				1,855,605
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35	200	152,413
Qatar 0.4%
QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	151,975
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	800	632,150
				784,125
Saudi Arabia 0.6%
Arabian Centres Sukuk Ltd., Gtd. Notes	5.375	11/26/24	200	195,350
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	650	562,250

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Saudi Arabia (cont’d.)
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250%	11/24/30		260	$220,109
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39		200	183,405
					1,161,114
South Africa 2.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		900	860,625
Sr. Unsec’d. Notes	7.125	02/11/25		1,390	1,326,408
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		600	587,775
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		860	823,450

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26		200	202,538
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28		500	482,201
Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A	8.250	02/06/28		245	244,931
					4,527,928
Thailand 0.1%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50		400	265,644
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	208,100
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	165,288
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24(d)	EUR	420	91,321
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		50	24,531
					115,852

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United Arab Emirates 2.0%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650%	11/02/29	200	$187,975
Sr. Sec’d. Notes	4.600	11/02/47	200	189,913

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49	200	174,350
Abu Dhabi Ports Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.500	05/06/31	200	170,100
DAE Funding LLC, Gtd. Notes, EMTN	3.375	03/20/28	240	216,420
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29	660	632,692
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37	1,100	1,239,081
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34	203	175,709
Sr. Sec’d. Notes, 144A	2.940	09/30/40	773	632,594

ICD Funding Ltd., Gtd. Notes	4.625	05/21/24	200	197,162
MDGH GMTN RSC Ltd., Gtd. Notes, EMTN	3.700	11/07/49	240	197,820
				4,013,816
Venezuela 0.0%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	9,225
Gtd. Notes	6.000	05/16/24(d)	45	2,025
Gtd. Notes	6.000	11/15/26(d)	65	2,925
Sr. Sec’d. Notes	8.500	10/27/20(d)	205	42,025
				56,200
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29	500	444,625

Total Corporate Bonds (cost $54,702,676)				48,491,043

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds 70.5%
Angola 2.3%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250%	05/09/28	1,780	$1,677,650
Sr. Unsec’d. Notes	8.750	04/14/32	500	462,500
Sr. Unsec’d. Notes	9.375	05/08/48	600	534,000
Sr. Unsec’d. Notes	9.500	11/12/25	905	944,594
Sr. Unsec’d. Notes, 144A	8.750	04/14/32	200	185,000
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	600	556,500
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	200	175,000
				4,535,244
Argentina 1.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	2,010	711,578
Sr. Unsec’d. Notes	1.000	07/09/29	544	185,538
Sr. Unsec’d. Notes	1.500(cc)	07/09/35	1,052	323,970
Sr. Unsec’d. Notes	1.500(cc)	07/09/46	335	103,389
Sr. Unsec’d. Notes	3.500(cc)	07/09/41	1,297	440,394
Sr. Unsec’d. Notes	3.875(cc)	01/09/38	3,184	1,163,820

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	5.250(cc)	09/01/37	194	76,296
				3,004,985
Bahrain 1.9%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29	1,000	1,003,750
Sr. Unsec’d. Notes	7.000	10/12/28	1,150	1,186,153
Sr. Unsec’d. Notes	7.375	05/14/30	1,020	1,056,975
Sr. Unsec’d. Notes	7.500	09/20/47	400	370,500
Sr. Unsec’d. Notes, EMTN	4.250	01/25/28	200	186,225
				3,803,603
Bermuda 0.3%
Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30	670	570,463
Brazil 2.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	171	167,185

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875%	06/12/30	880	$777,590
Sr. Unsec’d. Notes	4.500	05/30/29	550	520,197
Sr. Unsec’d. Notes	5.000	01/27/45	600	469,987
Sr. Unsec’d. Notes	5.625	01/07/41	745	655,507
Sr. Unsec’d. Notes	5.625	02/21/47	300	249,338
Sr. Unsec’d. Notes	7.125	01/20/37	1,050	1,132,556
Sr. Unsec’d. Notes	8.250	01/20/34	1,123	1,298,679
				5,271,039
Cameroon 0.2%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25	400	384,575
Chile 0.7%
Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	301,041
Sr. Unsec’d. Notes	2.750	01/31/27	930	869,724
Sr. Unsec’d. Notes	3.100	01/22/61	200	131,538
				1,302,303
Colombia 3.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,180,245
Sr. Unsec’d. Notes	3.875	04/25/27	600	543,113
Sr. Unsec’d. Notes	4.500	03/15/29	1,060	935,317
Sr. Unsec’d. Notes	5.625	02/26/44	710	538,890
Sr. Unsec’d. Notes	6.125	01/18/41	1,260	1,038,555
Sr. Unsec’d. Notes	7.375	09/18/37	612	593,946
Sr. Unsec’d. Notes	7.500	02/02/34	610	603,595
Sr. Unsec’d. Notes	8.000	04/20/33	630	646,656
Sr. Unsec’d. Notes	10.375	01/28/33	200	225,600
				6,305,917
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29	239	197,268

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Costa Rica 0.7%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375%	04/30/25		1,000	$964,562
Sr. Unsec’d. Notes	7.000	04/04/44		400	386,950
					1,351,512
Croatia 0.3%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.500	06/17/31	EUR	575	527,555
Dominican Republic 3.6%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,298	1,128,286
Sr. Unsec’d. Notes	4.875	09/23/32		190	161,536
Sr. Unsec’d. Notes	5.500	01/27/25		100	99,488
Sr. Unsec’d. Notes	5.500	02/22/29		306	287,219
Sr. Unsec’d. Notes	5.875	01/30/60		390	299,154
Sr. Unsec’d. Notes	5.950	01/25/27		665	662,631
Sr. Unsec’d. Notes	6.000	07/19/28		150	146,981
Sr. Unsec’d. Notes	6.400	06/05/49		700	596,225
Sr. Unsec’d. Notes	6.850	01/27/45		610	557,883
Sr. Unsec’d. Notes	6.875	01/29/26		500	513,844
Sr. Unsec’d. Notes	7.450	04/30/44		1,300	1,266,119
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	127,528
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	120,122
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		800	750,900
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	172,589
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	166,579
					7,057,084
Ecuador 1.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/30		327	216,709
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	75,973
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40		1,511	633,071
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/35		2,065	1,002,610
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30		1,119	742,560
					2,670,923

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 2.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625%	05/29/32		510	$387,855
Sr. Unsec’d. Notes	7.903	02/21/48		200	133,000
Sr. Unsec’d. Notes	8.700	03/01/49		200	141,000
Sr. Unsec’d. Notes	8.875	05/29/50		400	284,500
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	289,050
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	90,233
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	319,622
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	179,775
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		230	190,038
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	400	384,851
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,000	902,334
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	500	380,503
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	300	228,302
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		800	664,000
Sr. Unsec’d. Notes, MTN	5.800	09/30/27		620	514,600
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	180,000
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		500	352,500
					5,622,163
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		501	360,344
Sr. Unsec’d. Notes	6.375	01/18/27		235	128,780
Sr. Unsec’d. Notes	7.625	02/01/41		150	70,434
Sr. Unsec’d. Notes	7.650	06/15/35		57	27,424
Sr. Unsec’d. Notes	8.250	04/10/32		425	216,963
					803,945
Gabon 0.8%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		600	501,300
Sr. Unsec’d. Notes	6.950	06/16/25		800	774,000
Sr. Unsec’d. Notes	7.000	11/24/31		200	168,500
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	179,632
					1,623,432
Ghana 0.6%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		400	279,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana (cont’d.)
Ghana Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	02/11/27(d)		250	$92,500
Sr. Unsec’d. Notes	7.625	05/16/29(d)		400	148,000
Sr. Unsec’d. Notes	7.750	04/07/29(d)		400	148,000
Sr. Unsec’d. Notes(a)	7.875	03/26/27(d)		550	209,000
Sr. Unsec’d. Notes	7.875	02/11/35(d)		200	73,500
Sr. Unsec’d. Notes	8.125	01/18/26(d)		200	79,000
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(d)		205	74,313
					1,103,313
Guatemala 0.8%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		600	579,862
Sr. Unsec’d. Notes	6.125	06/01/50		850	825,722
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	166,225
					1,571,809
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		400	353,325
Hungary 1.9%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	815	630,076
Sr. Unsec’d. Notes	7.625	03/29/41		210	237,037
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		255	161,288
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		740	731,675
Sr. Unsec’d. Notes, 144A	6.125	05/22/28		500	517,750
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		965	999,981
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		420	443,625
					3,721,432
India 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes	3.875	02/01/28		200	189,156
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	354,575
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	162,098
					705,829

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 3.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100%	03/12/33	EUR	440	$355,822
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	85,769
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	99,970
Sr. Unsec’d. Notes	3.550	03/31/32		200	184,272
Sr. Unsec’d. Notes	4.200	10/15/50		490	421,454
Sr. Unsec’d. Notes	4.300	03/31/52		400	351,044
Sr. Unsec’d. Notes	4.650	09/20/32		590	589,327
Sr. Unsec’d. Notes	5.450	09/20/52		400	410,044
Sr. Unsec’d. Notes	6.625	02/17/37		150	172,892
Sr. Unsec’d. Notes	7.750	01/17/38		690	856,808
Sr. Unsec’d. Notes	8.500	10/12/35		400	520,200
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	126,787
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	470	501,636
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	188,772
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	219,100
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	199,272
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	404,825
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	116,636
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	600,066
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	205,023
					6,609,719
Iraq 1.0%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		1,238	1,143,759
Sr. Unsec’d. Notes	6.752	03/09/23		800	792,900
					1,936,659
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500	04/03/2120		520	445,250
Ivory Coast 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	830	761,345
Sr. Unsec’d. Notes	5.750	12/31/32		90	81,864
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	800	728,390

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	03/03/28		400	$387,000
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	370	307,718
					2,266,317
Jamaica 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	531,812
Sr. Unsec’d. Notes	7.625	07/09/25		225	230,527
Sr. Unsec’d. Notes	7.875	07/28/45		400	465,500
Sr. Unsec’d. Notes	8.000	03/15/39		100	119,550
Sr. Unsec’d. Notes	9.250	10/17/25		200	212,725
					1,560,114
Jordan 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	195,350
Sr. Unsec’d. Notes	5.850	07/07/30		200	183,500
Sr. Unsec’d. Notes	6.125	01/29/26		200	198,537
Sr. Unsec’d. Notes	7.375	10/10/47		200	179,975
Sr. Unsec’d. Notes	7.750	01/15/28		350	360,500
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	226,600
					1,344,462
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		400	423,400
Kenya 0.1%
Republic of Kenya Government International Bond, Sr. Unsec’d. Notes	7.000	05/22/27		200	180,000
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	12,272
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	11,051
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	10,625
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	1,875
Sr. Unsec’d. Notes	7.000	04/22/31(d)		115	7,389
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	4,687

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.850%	05/25/29(d)		335	$21,210
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	15,741
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	20,560
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	14,135
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	16,085
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		715	44,687
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	26,859
					207,176
Malaysia 1.6%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		3,300	3,236,681
Mexico 2.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes	3.250	04/16/30		270	242,882
Sr. Unsec’d. Notes	3.500	02/12/34		600	504,600
Sr. Unsec’d. Notes	3.750	01/11/28		320	306,720
Sr. Unsec’d. Notes	4.600	02/10/48		300	246,000
Sr. Unsec’d. Notes	4.875	05/19/33		530	508,800
Sr. Unsec’d. Notes	6.350	02/09/35		250	265,375
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	320,477
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	120,225
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		1,168	1,189,900
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	220,991
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		130	147,810
					4,073,780
Mongolia 0.2%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	400,950
Morocco 0.7%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	80,993
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	442,334
Sr. Unsec’d. Notes	2.375	12/15/27		400	352,832
Sr. Unsec’d. Notes	4.000	12/15/50		200	136,500

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Morocco (cont’d.)
Morocco Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.500%	12/11/42	200	$172,500
Sr. Unsec’d. Notes, 144A	3.000	12/15/32	200	159,750
				1,344,909
Mozambique 0.4%
Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31	840	668,220
Unsec’d. Notes, 144A	5.000(cc)	09/15/31	200	159,100
				827,320
Namibia 0.1%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25	200	188,850
Nigeria 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	152,000
Sr. Unsec’d. Notes	7.625	11/21/25	250	228,125
Sr. Unsec’d. Notes	7.696	02/23/38	200	137,725
Sr. Unsec’d. Notes	7.875	02/16/32	400	302,000
Sr. Unsec’d. Notes	8.747	01/21/31	600	486,750
Sr. Unsec’d. Notes	9.248	01/21/49	200	151,500
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	137,725
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/28/28	200	155,000
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	142,750
Sr. Unsec’d. Notes, 144A, MTN	8.375	03/24/29	200	166,500
Sr. Unsec’d. Notes, EMTN	6.125	09/28/28	200	155,000
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	500	410,000
				2,625,075
Oman 3.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	760	742,567
Sr. Unsec’d. Notes	5.375	03/08/27	780	777,465
Sr. Unsec’d. Notes	5.625	01/17/28	1,280	1,285,440
Sr. Unsec’d. Notes	6.250	01/25/31	200	206,725
Sr. Unsec’d. Notes	6.500	03/08/47	625	596,094
Sr. Unsec’d. Notes	6.750	10/28/27	600	634,612
Sr. Unsec’d. Notes	6.750	01/17/48	420	412,125

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	01/25/51	200	$202,250
Sr. Unsec’d. Notes	7.375	10/28/32	260	289,624
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	196,250
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	197,600
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	800	816,900
				6,357,652
Pakistan 0.8%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	1,040	431,714
Sr. Unsec’d. Notes	8.250	04/15/24	700	393,827
Sr. Unsec’d. Notes	8.250	09/30/25	770	392,785
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	82,022
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	266,572
				1,566,920
Panama 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	200	175,538
Sr. Unsec’d. Notes	3.298	01/19/33	200	166,850
Sr. Unsec’d. Notes	3.870	07/23/60	200	133,350
Sr. Unsec’d. Notes	4.300	04/29/53	375	282,609
Sr. Unsec’d. Notes	4.500	04/16/50	650	507,935
Sr. Unsec’d. Notes	4.500	04/01/56	400	303,325
Sr. Unsec’d. Notes	6.700	01/26/36	1,035	1,117,347
Sr. Unsec’d. Notes	9.375	04/01/29	165	198,804
				2,885,758
Papua New Guinea 0.2%
Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	202,033
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	180,475
				382,508
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	197,250

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay (cont’d.)
Paraguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.950%	04/28/31		200	$193,725
Sr. Unsec’d. Notes	6.100	08/11/44		700	692,038
					1,083,013
Peru 1.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		490	295,470
Sr. Unsec’d. Notes	2.783	01/23/31		940	793,889
Sr. Unsec’d. Notes	3.000	01/15/34		765	619,793
Sr. Unsec’d. Notes	3.230	07/28/2121		110	66,055
Sr. Unsec’d. Notes	3.600	01/15/72		70	46,935
Sr. Unsec’d. Notes	5.625	11/18/50		582	589,020
Sr. Unsec’d. Notes	6.550	03/14/37		225	243,534
Sr. Unsec’d. Notes	8.750	11/21/33		670	831,973
					3,486,669
Philippines 1.8%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	272,494
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	119,714
Sr. Unsec’d. Notes	2.650	12/10/45		200	139,272
Sr. Unsec’d. Notes	2.950	05/05/45		200	146,772
Sr. Unsec’d. Notes	3.200	07/06/46		200	150,596
Sr. Unsec’d. Notes	3.556	09/29/32		530	487,658
Sr. Unsec’d. Notes	3.700	03/01/41		880	735,997
Sr. Unsec’d. Notes	3.950	01/20/40		450	393,800
Sr. Unsec’d. Notes	4.200	03/29/47		200	175,350
Sr. Unsec’d. Notes	5.609	04/13/33		200	213,272
Sr. Unsec’d. Notes	6.375	10/23/34		200	226,522
Sr. Unsec’d. Notes	7.750	01/14/31		420	502,996
					3,564,443
Poland 0.1%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.750	11/16/32		230	247,248

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Qatar 2.8%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000%	03/14/29		1,350	$1,343,082
Sr. Unsec’d. Notes	4.625	06/02/46		330	322,946
Sr. Unsec’d. Notes	4.817	03/14/49		200	199,000
Sr. Unsec’d. Notes	5.103	04/23/48		2,000	2,060,000
Sr. Unsec’d. Notes	6.400	01/20/40		100	119,456
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,333,300
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	206,000
					5,583,784
Romania 2.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,158	1,199,977
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		578	612,680
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		808	877,438
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	260	240,931
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	371,316
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	334,299
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	230	186,283
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		902	889,598
Unsec’d. Notes, EMTN	6.000	05/25/34		80	78,900
					4,791,422
Russia 0.0%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32(d)	EUR	300	42,399
Sr. Unsec’d. Notes	5.100	03/28/35(d)		400	68,000
					110,399
Saudi Arabia 2.8%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	397,500
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		200	190,500
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	163,350
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		3,120	2,791,034
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,470	1,334,760
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	573,112
					5,450,256

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	600	$574,015
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	200	152,201
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	114,151
					840,367
Serbia 1.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	900	737,985
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	160,570
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	174,771
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	1,100	1,066,039
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	610,500
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		430	433,225
					3,183,090
South Africa 2.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	182,250
Sr. Unsec’d. Notes	4.850	09/27/27		260	249,925
Sr. Unsec’d. Notes	4.850	09/30/29		800	728,000
Sr. Unsec’d. Notes	5.650	09/27/47		540	413,100
Sr. Unsec’d. Notes	5.750	09/30/49		850	646,000
Sr. Unsec’d. Notes	5.875	06/22/30		340	323,850
Sr. Unsec’d. Notes	5.875	04/20/32		600	555,750
Sr. Unsec’d. Notes	7.300	04/20/52		850	765,000
					3,863,875
Sri Lanka 0.5%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		200	68,100
Sr. Unsec’d. Notes	6.200	05/11/27(d)		400	134,325
Sr. Unsec’d. Notes	6.350	06/28/24(d)		200	67,850
Sr. Unsec’d. Notes	6.825	07/18/26(d)		1,150	395,887
Sr. Unsec’d. Notes	6.850	11/03/25(d)		350	120,597
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	83,153

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	04/18/28(d)		200	$66,522
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		265	89,984
					1,026,418
Turkey 2.9%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	03/13/25		400	372,000
Sr. Unsec’d. Notes	4.250	04/14/26		400	353,000
Sr. Unsec’d. Notes	4.750	01/26/26		495	446,737
Sr. Unsec’d. Notes	4.875	10/09/26		1,020	900,150
Sr. Unsec’d. Notes	5.250	03/13/30		610	487,237
Sr. Unsec’d. Notes	5.750	05/11/47		200	133,500
Sr. Unsec’d. Notes	5.950	01/15/31		200	164,500
Sr. Unsec’d. Notes	6.000	03/25/27		800	726,000
Sr. Unsec’d. Notes	6.000	01/14/41		200	143,250
Sr. Unsec’d. Notes	6.125	10/24/28		420	370,125
Sr. Unsec’d. Notes	6.350	08/10/24		400	391,950
Sr. Unsec’d. Notes	6.375	10/14/25		200	190,500
Sr. Unsec’d. Notes	6.500	09/20/33		200	163,500
Sr. Unsec’d. Notes	6.875	03/17/36		304	249,660
Sr. Unsec’d. Notes	7.375	02/05/25		165	163,763
Sr. Unsec’d. Notes	7.625	04/26/29		280	261,800

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24		200	200,225
					5,717,897
Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	410	82,460
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	118,543
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	39,500
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	68,494
Sr. Unsec’d. Notes	7.750	09/01/26(d)		2,030	436,196
Sr. Unsec’d. Notes	7.750	09/01/27(d)		640	136,520
Sr. Unsec’d. Notes	7.750	09/01/28(d)		600	130,200
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	114,335
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	45,038
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,375	298,461
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	20,112

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750%	01/22/25	50	$16,259
				1,506,118
United Arab Emirates 1.4%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	600	452,250
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	376,875
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	171,500

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	1,400	1,343,387
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	400	261,825
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	130,913
				2,736,750
Uruguay 1.6%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	112,620
Sr. Unsec’d. Notes	4.975	04/20/55	580	573,910
Sr. Unsec’d. Notes	5.100	06/18/50	1,084	1,094,298
Sr. Unsec’d. Notes	5.750	10/28/34	150	166,275
Sr. Unsec’d. Notes	7.625	03/21/36	510	652,545
Sr. Unsec’d. Notes	7.875	01/15/33	435	547,230
				3,146,878
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	14,400
Zambia 0.5%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	1,010	508,788

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia (cont’d.)
Zambia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.970%	07/30/27(d)	600	$300,000
Unsec’d. Notes	5.375	09/20/22(d)	400	181,575
				990,363

Total Sovereign Bonds (cost $162,623,464)				138,694,609
U.S. Treasury Obligation(h) 0.1%
U.S. Treasury Notes (cost $265,340)	4.250	09/30/24	265	264,410

Total Long-Term Investments (cost $217,591,480)				187,450,062

	Shares
Short-Term Investments 2.4%
Affiliated Mutual Fund 0.4%
PGIM Institutional Money Market Fund (cost $834,602; includes $830,211 of cash collateral for securities on loan)(b)(we)	835,357	835,190
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,880,094)	3,880,094	3,880,094
Options Purchased*~ 0.0%
(cost $81,533)		32,813

Total Short-Term Investments (cost $4,796,229)		4,748,097

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.6% (cost $222,387,709)		192,198,159
Options Written*~ (0.1)%
(premiums received $175,161)		(219,696)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.5% (cost $222,212,548)		191,978,463
Other assets in excess of liabilities(z) 2.5%		4,853,537

Net Assets 100.0%		$196,832,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $718,292; cash collateral of $830,211 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $183,499. The aggregate value of $129,349 is 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.75		—	AUD	1,647	$64
Currency Option EUR vs HUF	Call	MSI	02/09/23	500.00		—	EUR	799	1
Currency Option USD vs BRL	Call	JPM	02/07/23	6.25		—		401	—
Currency Option USD vs BRL	Call	JPM	02/07/23	6.60		—		403	—
Currency Option USD vs CLP	Call	JPM	02/07/23	1,100.00		—		401	—
Currency Option USD vs COP	Call	MSI	02/07/23	6,200.00		—		801	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	MSI	02/07/23	21.30		—		799	$1
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		805	—
Currency Option USD vs MXN	Call	MSI	02/07/23	22.00		—		801	—
Currency Option USD vs MXN	Call	MSI	02/16/23	22.50		—		805	7
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25		—		2,501	26,857
Currency Option USD vs ZAR	Call	MSI	02/07/23	20.00		—		801	5
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.00		—		801	12
Currency Option USD vs ZAR	Call	MSI	02/08/23	20.30		—		399	3
Currency Option EUR vs HUF	Put	BOA	02/09/23	368.00		—	EUR	549	18
Currency Option USD vs BRL	Put	JPM	02/15/23	4.30		—		804	1
Currency Option USD vs CLP	Put	CITI	02/07/23	700.00		—		799	—
Currency Option USD vs CNH	Put	MSI	02/21/23	6.50		—		705	80
Currency Option USD vs JPY	Put	JPM	04/13/23	121.00		—		804	4,883
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00		—		2,501	168
Currency Option USD vs ZAR	Put	JPM	02/16/23	15.00		—		811	2
Total OTC Traded (cost $81,163)									$32,102

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.EM.38.V1, 12/20/27	Call	MSI	03/15/23	0.97%	1.00%(Q)	CDX.EM.38.V1(Q)	3,700	$711
(cost $370)
Total Options Purchased (cost $81,533)								$32,813

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	JPM	02/09/23	0.71	—	AUD	1,647	$(7,774)
Currency Option USD vs BRL	Call	JPM	02/07/23	5.50	—		401	(26)
Currency Option USD vs CLP	Call	JPM	02/07/23	890.00	—		401	(20)
Currency Option USD vs COP	Call	MSI	02/07/23	5,150.00	—		801	(80)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.30	—		799	(646)
Currency Option USD vs MXN	Call	MSI	02/07/23	19.50	—		801	(284)
Currency Option USD vs MXN	Call	MSI	02/16/23	19.20	—		805	(2,951)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		399	(4,359)
Currency Option USD vs ZAR	Call	MSI	02/08/23	17.40	—		801	(8,750)
Currency Option EUR vs HUF	Put	BOA	02/09/23	388.00	—	EUR	549	(1,570)
Currency Option USD vs BRL	Put	JPM	02/15/23	5.00	—		804	(5,394)
Currency Option USD vs CLP	Put	CITI	02/07/23	800.00	—		799	(10,164)
Currency Option USD vs CNH	Put	MSI	02/21/23	6.93	—		705	(19,205)
Currency Option USD vs MXN	Put	MSI	03/02/23	19.75	—		2,501	(111,539)
Total OTC Traded (premiums received $137,236)								$(172,762)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.EM.38.V1, 12/20/27	Call	MSI	03/15/23	0.94%	CDX.EM.38.V1(Q)	1.00%(Q)	3,700	$(46,934)
(premiums received $37,925)
Total Options Written (premiums received $175,161)								$(219,696)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
48	2 Year U.S. Treasury Notes	Mar. 2023	$9,871,125	$24,338
163	5 Year U.S. Treasury Notes	Mar. 2023	17,806,477	36,668
5	10 Year U.S. Treasury Notes	Mar. 2023	572,578	(1,319)
24	10 Year U.S. Ultra Treasury Notes	Mar. 2023	2,908,875	9,504
2	20 Year U.S. Treasury Bonds	Mar. 2023	259,750	(190)
				69,001
Short Positions:
32	5 Year Euro-Bobl	Mar. 2023	4,080,726	62,464
42	10 Year Euro-Bund	Mar. 2023	6,247,242	204,624
19	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	2,693,250	9,470
8	Euro Schatz Index	Mar. 2023	919,686	6,505
				283,063
				$352,064
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	1,101	$769,556	$779,577	$10,021	$—
Expiring 04/19/23	MSI	AUD	291	203,000	206,184	3,184	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	3,880	718,918	763,940	45,022	—
Expiring 02/02/23	CITI	BRL	2,214	429,000	435,897	6,897	—
Expiring 03/02/23	CITI	BRL	3,875	758,759	759,510	751	—
Expiring 03/02/23	CITI	BRL	530	103,529	103,962	433	—
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	766	571,462	575,827	4,365	—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	178,194	198,000	222,334	24,334	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	9,643	1,357,000	1,429,560	72,560	—
Expiring 02/23/23	HSBC	CNH	6,034	894,000	894,560	560	—
Expiring 02/23/23	HSBC	CNH	5,962	853,000	883,814	30,814	—
Expiring 02/23/23	SCB	CNH	9,051	1,341,000	1,341,841	841	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	1,991,545	400,000	422,861	22,861	—
Expiring 03/15/23	BARC	COP	1,672,838	331,000	355,190	24,190	—
Expiring 03/15/23	BARC	COP	1,595,414	329,000	338,751	9,751	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/15/23	BNP	COP	5,612,571	$1,152,250	$1,191,705	$39,455	$—
Expiring 03/15/23	BNP	COP	3,356,063	684,701	712,585	27,884	—
Expiring 03/15/23	CITI	COP	2,506,959	545,896	532,297	—	(13,599)
Expiring 03/15/23	CITI	COP	1,960,442	427,000	416,257	—	(10,743)
Expiring 03/15/23	CITI	COP	1,843,730	395,000	391,475	—	(3,525)
Expiring 03/15/23	UAG	COP	951,946	201,000	202,125	1,125	—
Czech Koruna,
Expiring 04/19/23	MSI	CZK	19,671	886,000	895,383	9,383	—
Euro,
Expiring 04/19/23	MSI	EUR	212	232,281	231,598	—	(683)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	36,216	95,487	98,214	2,727	—
Expiring 04/19/23	BOA	HUF	109,523	292,513	297,017	4,504	—
Expiring 04/19/23	HSBC	HUF	450,454	1,180,141	1,221,595	41,454	—
Expiring 04/19/23	HSBC	HUF	300,303	791,635	814,397	22,762	—
Expiring 04/19/23	JPM	HUF	249,815	677,769	677,479	—	(290)
Expiring 04/19/23	JPM	HUF	180,432	479,127	489,317	10,190	—
Expiring 04/19/23	TD	HUF	270,648	721,547	733,975	12,428	—
Indian Rupee,
Expiring 03/15/23	HSBC	INR	16,781	205,000	204,575	—	(425)
Expiring 03/15/23	JPM	INR	65,942	797,000	803,876	6,876	—
Indonesian Rupiah,
Expiring 03/15/23	HSBC	IDR	12,880,713	834,000	858,087	24,087	—
Expiring 03/15/23	HSBC	IDR	8,665,132	578,621	577,254	—	(1,367)
Expiring 03/15/23	JPM	IDR	25,957,227	1,653,221	1,729,217	75,996	—
Expiring 03/15/23	JPM	IDR	3,078,231	198,000	205,065	7,065	—
Expiring 03/15/23	MSI	IDR	3,085,000	200,000	205,516	5,516	—
Expiring 03/15/23	SCB	IDR	16,110,893	1,035,000	1,073,275	38,275	—
Israeli Shekel,
Expiring 03/15/23	BARC	ILS	2,227	662,000	646,339	—	(15,661)
Expiring 03/15/23	BARC	ILS	682	203,000	197,979	—	(5,021)
Expiring 03/15/23	CITI	ILS	3,007	884,000	872,512	—	(11,488)
Expiring 03/15/23	CITI	ILS	2,920	868,000	847,185	—	(20,815)
Expiring 03/15/23	CITI	ILS	1,404	401,000	407,529	6,529	—
Expiring 03/15/23	JPM	ILS	2,330	679,200	676,085	—	(3,115)
Expiring 03/15/23	JPM	ILS	1,403	401,000	407,157	6,157	—
Japanese Yen,
Expiring 04/19/23	GSI	JPY	24,966	197,118	193,907	—	(3,211)
Mexican Peso,
Expiring 03/15/23	BARC	MXN	3,925	206,000	206,790	790	—
Expiring 03/15/23	BOA	MXN	3,890	193,000	204,968	11,968	—
Expiring 03/15/23	CITI	MXN	16,067	848,000	846,592	—	(1,408)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/15/23	CITI	MXN	10,292	$545,000	$542,314	$—	$(2,686)
Expiring 03/15/23	GSI	MXN	14,561	739,000	767,266	28,266	—
Expiring 03/15/23	GSI	MXN	10,281	524,000	541,730	17,730	—
Expiring 03/15/23	HSBC	MXN	3,963	206,000	208,823	2,823	—
Expiring 03/15/23	JPM	MXN	19,484	995,000	1,026,635	31,635	—
Expiring 03/15/23	JPM	MXN	15,491	812,000	816,228	4,228	—
Expiring 03/15/23	JPM	MXN	7,695	406,323	405,480	—	(843)
Expiring 03/15/23	JPM	MXN	3,987	198,000	210,089	12,089	—
Expiring 03/15/23	JPM	MXN	3,860	193,000	203,374	10,374	—
Expiring 03/15/23	MSI	MXN	3,893	205,000	205,116	116	—
New Taiwanese Dollar,
Expiring 03/15/23	BOA	TWD	19,660	658,870	658,447	—	(423)
Expiring 03/15/23	GSI	TWD	41,178	1,379,000	1,379,131	131	—
Expiring 03/15/23	JPM	TWD	21,320	699,000	714,049	15,049	—
Expiring 03/15/23	MSI	TWD	25,531	838,000	855,074	17,074	—
Expiring 03/15/23	MSI	TWD	19,231	638,000	644,065	6,065	—
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	318	206,000	205,483	—	(517)
Philippine Peso,
Expiring 03/15/23	CITI	PHP	68,416	1,230,000	1,249,276	19,276	—
Expiring 03/15/23	JPM	PHP	45,979	819,000	839,567	20,567	—
Expiring 03/15/23	SCB	PHP	55,319	994,000	1,010,122	16,122	—
Expiring 03/15/23	SCB	PHP	47,761	853,000	872,117	19,117	—
Singapore Dollar,
Expiring 03/15/23	BNP	SGD	406	295,000	309,393	14,393	—
Expiring 03/15/23	MSI	SGD	1,044	772,665	795,451	22,786	—
South African Rand,
Expiring 03/15/23	GSI	ZAR	3,532	205,000	202,245	—	(2,755)
Expiring 03/15/23	HSBC	ZAR	7,028	403,000	402,353	—	(647)
Expiring 03/15/23	JPM	ZAR	59,909	3,433,363	3,430,016	—	(3,347)
Expiring 03/15/23	JPM	ZAR	12,130	701,205	694,512	—	(6,693)
South Korean Won,
Expiring 03/15/23	BOA	KRW	263,000	200,000	213,575	13,575	—
Expiring 03/15/23	CITI	KRW	251,302	198,000	204,075	6,075	—
Expiring 03/15/23	HSBC	KRW	252,230	192,000	204,830	12,830	—
Expiring 03/15/23	JPM	KRW	1,027,419	790,335	834,340	44,005	—
Expiring 03/15/23	JPM	KRW	248,066	188,000	201,448	13,448	—
Thai Baht,
Expiring 03/15/23	CITI	THB	23,696	684,000	721,060	37,060	—
Expiring 03/15/23	HSBC	THB	33,358	970,000	1,015,059	45,059	—
Expiring 03/15/23	HSBC	THB	29,201	896,000	888,545	—	(7,455)
Expiring 03/15/23	HSBC	THB	29,184	840,000	888,030	48,030	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/15/23	HSBC	THB	26,898	$799,000	$818,489	$19,489	$—
Expiring 03/15/23	HSBC	THB	23,801	688,000	724,251	36,251	—
				$54,456,492	$55,485,193	1,145,418	(116,717)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	580	$412,000	$410,607	$1,393	$—
Expiring 04/19/23	BNP	AUD	278	198,000	196,961	1,039	—
Expiring 04/19/23	CITI	AUD	289	203,000	204,447	—	(1,447)
Expiring 04/19/23	JPM	AUD	291	203,968	206,019	—	(2,051)
Expiring 04/19/23	JPM	AUD	257	182,885	182,009	876	—
Expiring 04/19/23	JPM	AUD	256	181,770	181,240	530	—
Expiring 04/19/23	MSI	AUD	291	205,153	206,019	—	(866)
Brazilian Real,
Expiring 02/02/23	CITI	BRL	3,875	762,469	762,986	—	(517)
Expiring 02/02/23	TD	BRL	2,219	419,000	436,851	—	(17,851)
Expiring 03/02/23	CITI	BRL	2,864	560,000	561,384	—	(1,384)
British Pound,
Expiring 04/19/23	HSBC	GBP	102	124,929	126,338	—	(1,409)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	220	165,000	165,603	—	(603)
Expiring 04/19/23	GSI	CAD	274	205,000	206,288	—	(1,288)
Expiring 04/19/23	JPM	CAD	272	203,000	204,673	—	(1,673)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	458,688	527,719	572,308	—	(44,589)
Expiring 03/15/23	CITI	CLP	427,763	525,533	533,722	—	(8,189)
Expiring 03/15/23	CITI	CLP	362,991	439,000	452,906	—	(13,906)
Expiring 03/15/23	JPM	CLP	261,006	318,350	325,658	—	(7,308)
Expiring 03/15/23	MSI	CLP	381,942	434,000	476,551	—	(42,551)
Expiring 03/15/23	MSI	CLP	174,682	198,000	217,951	—	(19,951)
Expiring 03/15/23	UAG	CLP	379,516	455,000	473,524	—	(18,524)
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	4,807	701,000	712,695	—	(11,695)
Expiring 02/23/23	CITI	CNH	41,926	6,007,888	6,215,530	—	(207,642)
Expiring 02/23/23	GSI	CNH	5,528	805,000	819,551	—	(14,551)
Expiring 02/23/23	JPM	CNH	8,892	1,315,329	1,318,266	—	(2,937)
Expiring 02/23/23	JPM	CNH	2,440	347,000	361,773	—	(14,773)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/23/23	MSI	CNH	1,296	$183,000	$192,149	$—	$(9,149)
Colombian Peso,
Expiring 03/15/23	BNP	COP	1,305,981	262,230	277,296	—	(15,066)
Expiring 03/15/23	BNP	COP	710,806	144,770	150,924	—	(6,154)
Expiring 03/15/23	MSI	COP	2,239,786	454,000	475,569	—	(21,569)
Expiring 03/15/23	UAG	COP	2,161,706	432,000	458,991	—	(26,991)
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	9,744	436,399	443,521	—	(7,122)
Euro,
Expiring 04/19/23	BOA	EUR	1,046	1,142,578	1,143,098	—	(520)
Expiring 04/19/23	GSI	EUR	212	231,935	231,598	337	—
Expiring 04/19/23	JPM	EUR	846	921,307	924,208	—	(2,901)
Expiring 04/19/23	JPM	EUR	427	464,724	466,036	—	(1,312)
Expiring 04/19/23	JPM	EUR	187	204,135	204,287	—	(152)
Expiring 04/19/23	MSI	EUR	6,317	6,891,636	6,900,925	—	(9,289)
Expiring 04/19/23	SCB	EUR	5,944	6,462,405	6,493,728	—	(31,323)
Indian Rupee,
Expiring 03/15/23	CITI	INR	16,228	195,005	197,829	—	(2,824)
Expiring 03/15/23	GSI	INR	21,238	260,000	258,906	1,094	—
Expiring 03/15/23	JPM	INR	63,030	762,000	768,370	—	(6,370)
Indonesian Rupiah,
Expiring 03/15/23	BOA	IDR	2,135,868	143,500	142,287	1,213	—
Expiring 03/15/23	CITI	IDR	916,043	61,500	61,025	475	—
Expiring 03/15/23	JPM	IDR	14,490,830	970,000	965,349	4,651	—
Japanese Yen,
Expiring 04/19/23	BOA	JPY	25,709	203,000	199,676	3,324	—
Expiring 04/19/23	JPM	JPY	24,691	195,000	191,772	3,228	—
Expiring 04/19/23	JPM	JPY	18,412	143,186	143,001	185	—
Expiring 04/19/23	MSI	JPY	26,471	205,000	205,594	—	(594)
Mexican Peso,
Expiring 03/15/23	CITI	MXN	17,447	894,058	919,320	—	(25,262)
Expiring 03/15/23	HSBC	MXN	3,913	206,000	206,179	—	(179)
New Taiwanese Dollar,
Expiring 03/15/23	GSI	TWD	32,039	1,039,000	1,073,034	—	(34,034)
Expiring 03/15/23	JPM	TWD	105,354	3,499,540	3,528,471	—	(28,931)
New Zealand Dollar,
Expiring 04/19/23	JPM	NZD	331	214,000	213,784	216	—
Peruvian Nuevo Sol,
Expiring 03/15/23	CITI	PEN	3,422	884,000	886,645	—	(2,645)
Expiring 03/15/23	CITI	PEN	453	118,014	117,413	601	—
Philippine Peso,
Expiring 03/15/23	BOA	PHP	37,823	692,000	690,638	1,362	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/15/23	HSBC	PHP	27,489	$503,563	$501,956	$1,607	$—
Expiring 03/15/23	JPM	PHP	44,586	796,000	814,143	—	(18,143)
Expiring 03/15/23	MSI	PHP	184,238	3,247,633	3,364,175	—	(116,542)
Expiring 03/15/23	MSI	PHP	35,256	643,366	643,780	—	(414)
Expiring 03/15/23	MSI	PHP	17,562	321,634	320,672	962	—
Expiring 03/15/23	SCB	PHP	69,825	1,274,000	1,274,994	—	(994)
Expiring 03/15/23	SCB	PHP	37,086	653,000	677,178	—	(24,178)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	2,084	464,980	478,338	—	(13,358)
Expiring 04/19/23	BARC	PLN	1,025	229,020	235,241	—	(6,221)
Expiring 04/19/23	BARC	PLN	435	99,280	99,868	—	(588)
Expiring 04/19/23	BOA	PLN	1,421	326,017	326,199	—	(182)
Expiring 04/19/23	CITI	PLN	2,195	499,000	503,830	—	(4,830)
Expiring 04/19/23	JPM	PLN	2,878	658,909	660,459	—	(1,550)
Expiring 04/19/23	MSI	PLN	10,083	2,292,362	2,313,997	—	(21,635)
Expiring 04/19/23	MSI	PLN	3,576	818,000	820,652	—	(2,652)
Singapore Dollar,
Expiring 03/15/23	HSBC	SGD	1,176	874,000	896,019	—	(22,019)
Expiring 03/15/23	JPM	SGD	321	243,000	244,755	—	(1,755)
South African Rand,
Expiring 03/15/23	BOA	ZAR	10,287	608,000	588,975	19,025	—
Expiring 03/15/23	JPM	ZAR	7,481	440,000	428,305	11,695	—
South Korean Won,
Expiring 03/15/23	BARC	KRW	253,579	198,000	205,924	—	(7,924)
Expiring 03/15/23	CITI	KRW	258,291	198,000	209,751	—	(11,751)
Expiring 03/15/23	JPM	KRW	304,144	237,000	246,988	—	(9,988)
Expiring 03/15/23	JPM	KRW	251,135	203,000	203,940	—	(940)
Expiring 03/15/23	MSI	KRW	791,544	645,000	642,792	2,208	—
Expiring 03/15/23	MSI	KRW	253,916	206,000	206,198	—	(198)
Expiring 03/15/23	MSI	KRW	250,446	201,000	203,381	—	(2,381)
Expiring 03/15/23	SCB	KRW	256,964	198,000	208,674	—	(10,674)
Thai Baht,
Expiring 03/15/23	CITI	THB	17,150	496,000	521,867	—	(25,867)
Expiring 03/15/23	GSI	THB	121,572	3,468,524	3,699,304	—	(230,780)
Expiring 03/15/23	GSI	THB	5,346	149,000	162,681	—	(13,681)
Expiring 03/15/23	HSBC	THB	6,702	205,000	203,931	1,069	—
Expiring 03/15/23	HSBC	THB	6,617	202,000	201,340	660	—
Expiring 03/15/23	SCB	THB	20,085	561,000	611,181	—	(50,181)
				$67,175,203	$68,384,971	57,750	(1,267,518)
						$1,203,168	$(1,384,235)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
03/15/23	Buy	ZAR	3,530	EUR	188	$—	$(2,824)	MSI
04/19/23	Buy	EUR	381	JPY	52,658	7,235	—	BARC
04/19/23	Buy	EUR	652	PLN	3,110	—	(1,287)	CITI
04/19/23	Buy	PLN	2,336	EUR	491	—	(47)	MSI
						$7,235	$(4,158)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.38.V1	12/20/27	1.000%(Q)	14,875	2.216%	$(822,929)	$(742,153)	$80,776
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,928	01/02/25	11.673%(T)	1 Day BROIS(2)(T)/ 0.051%	$—	$(32,873)	$(32,873)
BRL	1,952	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(2,461)	(2,461)
CLP	984,310	03/15/25	6.520%(S)	1 Day CLOIS(1)(S)/ 11.250%	(223)	9,219	9,442
CLP	314,620	03/15/28	5.370%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	1,805	1,805
CLP	313,000	01/11/33	5.120%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	5,245	5,245
CLP	269,670	03/15/33	5.100%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	2,638	2,638
CNH	4,647	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(5,847)	(5,847)
COP	2,595,600	03/15/25	10.769%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	1,735	1,735
COP	4,281,050	03/15/25	11.030%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	7,066	7,066
COP	1,213,530	03/15/28	9.660%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	1,292	1,292
CZK	10,000	03/15/28	4.630%(A)	6 Month PRIBOR(1)(S)/ 7.220%	—	1,502	1,502
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.540%	(3,603)	(6,604)	(3,001)
KRW	2,800,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	118,043	108,894	(9,149)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(3,269)	(3,269)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	800,000	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	$—	$(308)	$(308)
MXN	9,811	12/15/27	8.535%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	—	(57)	(57)
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	7,260	11,556	4,296
MXN	7,435	12/15/27	9.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	(35)	12,784	12,819
MXN	5,070	03/08/28	8.150%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	1,545	(2,924)	(4,469)
MXN	10,750	03/08/28	8.421%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	—	(23)	(23)
MXN	14,627	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/ 10.797%	(11,092)	(1,643)	9,449
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 6.990%	(16,470)	396	16,866
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	4,101	4,101
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 6.990%	1,194	(48,189)	(49,383)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	13,700	13,700
PLN	2,547	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	56,473	56,473

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,185	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 6.990%	$11,331	$15,382	$4,051
PLN	2,300	03/15/28	5.258%(A)	6 Month WIBOR(1)(S)/ 6.990%	—	2,369	2,369
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	49,954	12,768	(37,186)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(4,660)	24,040	28,700
ZAR	9,339	11/10/27	8.170%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(22)	13,388	13,410
ZAR	10,122	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	(2,875)	(29,476)	(26,601)
ZAR	8,800	03/15/28	7.646%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	—	(1,602)	(1,602)
ZAR	8,868	03/15/28	7.766%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	—	(895)	(895)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(21)	11,721	11,742
					$150,326	$181,903	$31,577

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	3,100	03/15/28	3.713%(Q)	3 Month KLIBOR(1)(Q)/ 3.680%	$(5,659)	$—	$(5,659)	BOA

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).